LEASES (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total instalments due:
2021	$ 47,340
2022	7,890
Total	55,230
Imputed interest	(3,304)
Total operating lease liability	51,926
Disclosed as:
Current portion	44,134
Non-current portion	7,792
Total operating lease liability	$ 51,926